CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical)	6 Months Ended
Mar. 31, 2023 USD ($)
Income Statement [Abstract]
[custom:NetIncomeLossAvailableToCommonStockholderBasic]	$ 1,391,061